Component of Accounts Receivable and Notes Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 7,747	$ 17,643
Notes receivable	429	58
Less: allowance for doubtful accounts	(599)	(543)
Accounts receivable and notes receivable, net	$ 7,577	$ 17,158